Investments - Schedule of Conclusion of the Transaction Cost Recognized the Following Accounting Effects (Parenthetical) (Details) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
Baguari Energia [Member]
IfrsStatementLineItems [Line Items]
Sales expenses	R$ 1